Segment Information	9 Months Ended
Sep. 23, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The Company sells its products globally to consumers through both direct and indirect channels and manages its business through four operating segments: Direct-to-Consumer North America, Direct-to-Consumer International, Indirect-to-Consumer North America and Indirect-to-Consumer International. The Company’s Chief Executive Officer and Chief Financial Officer are its chief operating decision makers (the “CODM’s”) as defined in the FASB’s guidance relating to segment reporting. The CODM’s evaluate net sales and operating income of the Company’s segments to allocate resources and evaluate performance. Operating income of the Company’s segment is measured on net sales, less cost of goods sold and direct expenses of the segment and certain operating expenses allocated to the segment. Expenses not specifically allocated to the individual segments include costs, such as product design and development, certain general and administrative, shipping, warehouse and other expenses. The CODM’s do not receive information related to total assets by segment.
Following is a description of our segments:
Direct-to-Consumer North America
The Company’s Direct-to-Consumer North America segment sells the Company’s products directly to consumers through a network of company-owned retail stores consisting of full-price stores and outlet stores strategically positioned in high-end retail malls or street venues. In addition sales of the Company’s products to consumers through our e-commerce website are included in this segment.
Indirect-to-Consumer North America
The Company sells to wholesale customers, including specialty luggage retailers, prestige department stores and business to business channels. Many of the Company’s wholesale customers also operate their own e-commerce websites through which the Company sells. The Company also sells its products in partner stores which are operated by local distributors or retailers that carry only Tumi products and are governed by strict operating guidelines that the Company dictates.
Direct-to-Consumer International
The Company sells directly to consumers through a network of company-owned full-price and outlet stores in high-end street venues and select malls in international locations. The Company also sells its products directly to consumers through our e-commerce website.
Indirect-to-Consumer International
The Company sells its products through wholesale distribution channels in China, Southeast Asia, Australia, Hong Kong, Taiwan, South Korea, Europe and the Middle East. The Company sells its products in partner stores operated by local distributors or retailers that carry only Tumi products and are governed by strict operating guidelines that we dictate. The Company also operates concessions in department stores throughout Europe and the Middle East. Many of the Company’s wholesale customers also operate their own e-commerce websites through which it sells.
Segment Results
The tables below present information for net sales, operating income and depreciation and amortization by segment for the years ended December 31, 2011, 2010 and 2009:

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Unallocated Amounts	Consolidated Totals
	(In thousands)
Year ended December 31, 2011
Net sales	$143,809	$16,198	$79,036	$90,925	$—	$329,968
Operating income	$44,650	$973	$29,195	$26,037	$(40,422)	$60,433
Depreciation and amortization	$5,318	$1,154	$518	$1,890	$1,209	$10,089
Year Ended December 31, 2010
Net sales	$106,942	$13,102	$62,866	$69,893	$—	$252,803
Operating income	$27,610	$613	$23,576	$21,874	$(33,047)	$40,626
Depreciation and amortization	$5,323	$1,232	$398	$1,645	$1,190	$9,788
Year Ended December 31, 2009
Net sales	$82,399	$13,440	$49,607	$51,130	$—	$196,576
Operating income	$11,489	$(699)	$15,808	$15,090	$(25,583)	$16,105
Depreciation and amortization	$5,697	$1,233	$456	$1,518	$1,097	$10,001

Geographic Area Information
Net sales by major geographic region is based on the location of the customer. Net sales by geographic region for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
United States	$222,281	$170,126	$132,224
China	15,869	12,254	9,741
Other International(1)	91,818	70,423	54,611
Total	$329,968	$252,803	$196,576

(1)	Other International consists of numerous countries, none of which represents more than 5% of net sales for any year presented.
Property, plant and equipment, net by country of domicile as of December 31, 2011 and 2010 were as follows:

	For the Years Ended December 31,
	2011	2010
	(In thousands)
United States	$28,106	$22,724
China	1,990	1,851
Germany	1,838	1,703
Other International(2)	4,566	5,027
Total	$36,500	$31,305

(2)	Other International consists of numerous countries, none of which represents more than 5% of property, plant and equipment, net, for any year presented.
SEGMENT INFORMATION
Segment Results
The table below presents information for net sales, operating income and depreciation and amortization by segment for the three and nine months ended September 23, 2012 and September 25, 2011:

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Non-Allocated Corporate Expenses	Consolidated Totals
	(In thousands)
Three Months Ended September 23, 2012
Net sales	$40,486	$4,829	$24,963	$25,582	$—	$95,860
Operating income (loss)	$11,771	$249	$9,588	$7,529	$(11,887)	$17,250
Depreciation and amortization	$1,504	$243	$223	$578	$393	$2,941
Three Months Ended September 25, 2011
Net sales	$33,234	$4,230	$16,166	$24,764	$—	$78,394
Operating income (loss)	$9,165	$501	$5,695	$7,462	$(10,693)	$12,130
Depreciation and amortization	$1,319	$305	$143	$566	$283	$2,616

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Non-Allocated Corporate Expenses	Consolidated Totals
	(In thousands)
Nine Months Ended September 23, 2012
Net sales	$116,788	$11,954	$65,658	$77,304	$—	$271,704
Operating income (loss)	$34,582	$(148)	$24,706	$23,853	$(40,433)	$42,560
Depreciation and amortization	$4,288	$662	$604	$1,654	$1,029	$8,237
Nine Months Ended September 25, 2011
Net sales	$93,317	$11,475	$52,065	$66,130	$—	$222,987
Operating income (loss)	$25,755	$897	$18,057	$19,754	$(29,366)	$35,097
Depreciation and amortization	$3,963	$911	$375	$1,469	$882	$7,600